Capital Commitments And Contingencies	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
CAPITAL COMMITMENTS AND CONTINGENCIES
12.	CAPITAL COMMITMENTS AND CONTINGENCIES

As of March 31, 2020 and 2021, the Group had commitments for capital expenditure contracted for but not provided in the consolidated financial statements in respect of the acquisition of property, plant and equipment of $nil and $50, respectively.